Variable Interest Entity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Variable Interest Entity [Abstract]
Summary of Balance Sheet Classification and Exposure of Restricted Cash and Investments

	September 30, 2025	December 31, 2024
Restricted Cash	$38,991	$5,516
Fixed maturity securities	—	12,669

Total	$38,991	$18,185

	December 31,
	2024	2023
Cash	$—	$19
Restricted Cash	5,516	—
Fixed maturity securities	12,669	7,017

Total	18,185	7,036